                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22314
                                                     ---------

                         Oppenheimer Corporate Bond Fund
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                       Date of reporting period: 4/30/2012
                                                 ---------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                               Principal
                                                                                  Amount          Value
                                                                             -----------     ----------
MORTGAGE-BACKED OBLIGATIONS--1.6%
Banc of America Commercial Mortgage Trust 2007-5, Commercial Mtg.
Pass-Through Certificates, Series 2007-5, Cl. AM, 5.772%, 2/1/51             $   120,000     $  118,344
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl.1A2, 2.968%, 3/1/36(1)                         116,123         86,128
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR14, Cl. 1A4, 2.457%, 12/1/35(1)                      180,564        157,701
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37                            51,606         47,182
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A3, 2.629%, 3/1/36(1)                        188,847        165,262
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1, 2.662%, 3/25/36(1)                       182,921        156,252
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2007-AR8, Cl. A1, 6.02%, 11/1/37(1)                         175,727        144,504
                                                                                             ----------
Total Mortgage-Backed Obligations (Cost $888,191)                                               875,373
CORPORATE BONDS AND NOTES--91.6%

CONSUMER DISCRETIONARY--12.1%

AUTO COMPONENTS--0.5%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21                               245,000        264,906
AUTOMOBILES--1.5%
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31                           302,000        448,069
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21                        367,000        415,254
                                                                                             ----------
                                                                                                863,323
HOTELS, RESTAURANTS & LEISURE--1.7%
Darden Restaurants, Inc., 4.50% Sr. Unsec. Unsub. Nts., 10/15/21                 233,000        243,807
Hyatt Hotels Corp.:
3.875% Sr. Unsec. Unsub. Nts., 8/15/16                                           115,000        120,839
5.75% Sr. Unsec. Unsub. Nts., 8/15/15(2)                                         448,000        493,558
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts.,
12/1/19                                                                           92,000        110,860
                                                                                             ----------
                                                                                                969,064
HOUSEHOLD DURABLES--0.7%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                                   255,000        269,025
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                                              33,000         34,122
8% Sr. Unsec. Nts., 5/1/12                                                        80,000         80,000
                                                                                             ----------
                                                                                                383,147
LEISURE EQUIPMENT & PRODUCTS--0.1%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                                     28,000         29,183
MEDIA--4.0%
CBS Corp., 3.375% Sr. Unsec. Unsub. Nts., 3/1/22                                 278,000        274,030

1 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                               Principal
                                                                                  Amount          Value
                                                                             -----------    -----------
MEDIA CONTINUED
Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40                                 $   180,000    $   225,514
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                             242,000        269,225
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15% Sr. Unsec. Nts., 3/15/42(2)                                                182,000        178,395
7.625% Sr. Unsec. Unsub. Nts., 5/15/16                                           105,000        109,069
DISH DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21                                    245,000        269,500
Interpublic Group of Cos., Inc. (The), 4% Sr. Nts., 3/15/22                      210,000        210,192
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41                               105,000        120,800
Time Warner Cable, Inc., 5.875% Sr. Unsec. Unsub. Nts., 11/15/40                 150,000        165,876
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21                                                     254,000        282,485
6.50% Sr. Sec. Nts., 1/15/18                                                     100,000        109,500
                                                                                            -----------
                                                                                              2,214,586
MULTILINE RETAIL--0.6%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21                           240,000        256,124
Macy's Retail Holdings, Inc., 5.125% Sr. Unsec. Nts., 1/15/42                    113,000        114,417
                                                                                            -----------
                                                                                                370,541
SPECIALTY RETAIL--2.1%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21                                    344,000        373,240
Lowe's Cos., Inc.:
4.65% Sr. Unsec. Unsub. Nts., 4/15/42                                            135,000        137,134
5.125% Sr. Unsec. Nts., 11/15/41                                                 127,000        136,342
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                            258,000        270,900
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19(2)      253,000        270,710
                                                                                            -----------
                                                                                              1,188,326
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Phillips-Van Heusen Corp., 7.375% Sr. Unsec. Unsub. Nts., 5/15/20                240,000        266,400
VF Corp., 3.50% Sr. Unsec. Unsub. Nts., 9/1/21                                   225,000        237,030
                                                                                            -----------
                                                                                                503,430
CONSUMER STAPLES--6.0%
BEVERAGES--1.9%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39      270,000        427,715
Diageo Capital plc, 5.875% Unsec. Unsub. Bonds, 9/30/36                          160,000        199,477
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14                      31,000         34,077
Pernod-Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22(2)                              262,000        269,242
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts., 1/15/42                         105,000        111,940
                                                                                            -----------
                                                                                              1,042,451
FOOD & STAPLES RETAILING--0.7%
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40                                   103,000         95,610
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41                           232,000        283,859
                                                                                            -----------
                                                                                                379,469
FOOD PRODUCTS--2.3%
Archer-Daniels-Midland Co., 5.765% Sr. Unsec. Bonds, 3/1/41                      347,000        424,448
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19                         295,000        367,418

2 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                               Principal
                                                                                  Amount          Value
                                                                             -----------    -----------
FOOD PRODUCTS CONTINUED
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40                      $   200,000    $   252,126
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18                             251,000        272,335
                                                                                            -----------
                                                                                              1,316,327
TOBACCO--1.1%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                                95,000        152,524
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20                            390,000        463,196
                                                                                            -----------
                                                                                                615,720
ENERGY--12.1%
ENERGY EQUIPMENT & SERVICES--2.7%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                                        304,000        332,124
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts., 2/15/18                   304,000        354,638
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                                     448,000        483,979
Schlumberger Investment SA, 3.30% Unsec. Nts., 9/14/21(2)                        330,000        342,728
                                                                                            -----------
                                                                                              1,513,469
OIL, GAS & CONSUMABLE FUELS--9.4%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40                         258,000        301,579
Apache Corp., 4.75% Sr. Unsec. Unsub. Nts., 4/15/43                              180,000        192,334
BG Energy Capital plc, 4% Sr. Unsec. Nts., 10/15/21(2)                           330,000        353,381
DCP Midstream LLC, 9.70% Sr. Unsec. Nts., 12/1/13(2)                             170,000        189,414
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20                      680,000        784,119
Energy Transfer Partners LP:
4.65% Sr. Unsec. Unsub. Nts., 6/1/21                                             358,000        370,920
5.20% Sr. Unsec. Unsub. Nts., 2/1/22                                             171,000        182,501
Enterprise Products Operating LLC, 4.85% Sr. Unsec. Unsub. Nts., 8/15/42         184,000        181,342
Kinder Morgan Energy Partners LP, 3.95% Sr. Unsec. Unsub. Nts., 9/1/22           205,000        206,735
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20                    253,000        270,078
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                              355,000        394,931
Phillips 66, 4.30% Unsec. Nts., 4/1/22(2)                                        435,000        454,332
Plains All American Pipeline LP/PAA Finance Corp., 5.15% Sr. Unsec. Unsub.
Nts., 6/1/42                                                                     112,000        114,346
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                          243,000        268,515
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15(2)           285,000        275,025
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22(2)                       278,000        277,805
TransCanada PipeLines Ltd., 7.625% Sr. Unsec. Nts., 1/15/39                       74,000        107,728
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21(2)                         326,000        344,531
                                                                                            -----------
                                                                                              5,269,616
FINANCIALS--30.8%
CAPITAL MARKETS--8.1%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19(2)          740,000        801,877
Goldman Sachs Group, Inc. (The):
5.75% Sr. Unsec. Nts., 1/24/22                                                   710,000        742,316
6.25% Sr. Nts., 2/1/41                                                           480,000        488,861
Macquarie Bank Ltd.:
5% Sr. Nts., 2/22/17(2)                                                          276,000        280,882

3 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                               Principal
                                                                                  Amount          Value
                                                                             -----------    -----------
CAPITAL MARKETS CONTINUED
6.625% Unsec. Sub. Nts., 4/7/21(2)                                           $   295,000    $   302,504
Morgan Stanley:
5.625% Sr. Unsec. Nts., 9/23/19                                                  940,000        929,718
5.95% Sr. Unsec. Nts., Series F, 12/28/17                                        524,000        539,351
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20                             132,000        144,616
Raymond James Financial, Inc., 5.625% Sr. Nts., 4/1/24                           269,000        277,879
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                                25,000         25,161
                                                                                            -----------
                                                                                              4,533,165
COMMERCIAL BANKS--5.2%
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37                    728,000        724,360
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(1)                          460,000        425,500
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(2)                          266,000        254,935
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts., 6/15/12                      156,000        157,057
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K(3)                   533,000        580,970
Zions Bancorp, 4.50% Sr. Unsec. Unsub. Nts., 3/27/17                             748,000        752,514
                                                                                            -----------
                                                                                              2,895,336
CONSUMER FINANCE--2.3%
Discover Bank, 8.70% Unsec. Sub. Nts., 11/18/19                                  459,000        579,508
SLM Corp., 6.25% Sr. Nts., 1/25/16                                               691,000        715,185
                                                                                            -----------
                                                                                              1,294,693
DIVERSIFIED FINANCIAL SERVICES--5.8%
Bank of America Corp.:
3.75% Sr. Unsec. Unsub. Nts., 7/12/16                                            340,000        338,798
5.70% Sr. Unsec. Unsub. Nts., 1/24/22                                            600,000        630,662
Citigroup, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/21/17                         998,000      1,108,305
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(3)                         703,000        772,908
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                         351,000        389,483
                                                                                            -----------
                                                                                              3,240,156
INSURANCE--8.4%
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40                 151,000        176,277
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                                             58,000         63,549
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                                          490,000        536,193
International Lease Finance Corp., 7.125% Sr. Sec. Nts., 9/1/18(2)               645,000        712,725
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(2)                               380,000        384,744
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67                     885,000        829,688
MidAmerican Energy Co., 5.95% Sr. Unsec. Unsub. Nts., 7/15/17                    350,000        419,072
PacifiCorp, 4.10% Sr. Sec. Bonds, 2/1/42                                         170,000        170,219
Swiss Re Capital I LP, 6.854% Perpetual Bonds(2,3)                               250,000        230,071
Unum Group, 5.625% Sr. Unsec. Unsub. Nts., 9/15/20                               510,000        557,111
Willis Group Holdings plc, 5.75% Sr. Unsec. Unsub. Nts., 3/15/21                 275,000        299,511
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37(1,4)                       345,000        338,100
                                                                                            -----------
                                                                                              4,717,260

4 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                               Principal          Value
                                                                                  Amount
                                                                             -----------    -----------
REAL ESTATE INVESTMENT TRUSTS--1.0%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20                                         $   130,000    $   137,709
7% Sr. Unsec. Nts., 10/15/17                                                     337,000        394,308
                                                                                            -----------
                                                                                                532,017
HEALTH CARE--4.2%
BIOTECHNOLOGY--1.2%
Amgen, Inc., 5.65% Sr. Unsec. Unsub. Nts., 6/15/42                               139,000        155,032
Celgene Corp.:
3.95% Sr. Unsec. Nts., 10/15/20                                                  125,000        130,966
5.70% Sr. Unsec. Nts., 10/15/40                                                  109,000        120,123
Gilead Sciences, Inc., 5.65% Sr. Unsec. Nts., 12/1/41                            215,000        240,856
                                                                                            -----------
                                                                                                646,977
HEALTH CARE PROVIDERS & SERVICES--1.7%
Aristotle Holding, Inc., 3.90% Unsec. Nts., 2/15/22(2)                           257,000        264,840
McKesson Corp.:
5.70% Sr. Unsec. Unsub. Nts., 3/1/17                                             250,000        292,975
6% Sr. Unsec. Unsub. Nts., 3/1/41                                                158,000        204,575
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40                          181,000        198,862
                                                                                            -----------
                                                                                                961,252
PHARMACEUTICALS--1.3%
Eli Lilly & Co., 5.95% Sr. Unsec. Unsub. Nts., 11/15/37                          190,000        241,351
GlaxosmithKline Capital, Inc., 6.375% Sr. Unsec. Nts., 5/15/38                    90,000        119,907
Mylan, Inc., 6% Sr. Nts., 11/15/18(2)                                            260,000        274,300
Teva Pharmaceutical Finance Co. LLC, 6.15% Sr. Unsec. Nts., 2/1/36                81,000         99,798
                                                                                            -----------
                                                                                                735,356
INDUSTRIALS--4.5%
AEROSPACE & DEFENSE--0.3%
Lockheed Martin Corp., 5.50% Sr. Unsec. Unsub. Nts., 11/15/39                    118,000        134,646
COMMERCIAL SERVICES & SUPPLIES--0.5%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17                             246,000        268,140
INDUSTRIAL CONGLOMERATES--1.0%
General Electric Capital Corp., 6.375% Unsec. Sub. Bonds, 11/15/67               537,000        553,781
MACHINERY--1.7%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16(2)                               252,000        269,955
ITT Corp., 7.375% Unsec. Debs., 11/15/15                                         410,000        473,550
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21                        203,000        224,218
                                                                                            -----------
                                                                                                967,723
PROFESSIONAL SERVICES--0.2%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20                             123,000        130,841
ROAD & RAIL--0.8%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                                        140,000        157,090
Kansas City Southern de Mexico, 8% Sr. Unsec. Unsub. Nts., 2/1/18                248,000        278,380
                                                                                            -----------
                                                                                                435,470

5 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                               Principal
                                                                                  Amount          Value
                                                                             -----------    -----------
INFORMATION TECHNOLOGY--3.9%
COMMUNICATIONS EQUIPMENT--0.5%
Cisco Systems, Inc., 5.50% Sr. Unsec. Unsub. Nts., 1/15/40                   $   130,000    $   156,251
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41                    112,000        129,255
                                                                                            -----------
                                                                                                285,506
COMPUTERS & PERIPHERALS--0.5%
Hewlett-Packard Co., 4.65% Sr. Unsec. Nts., 12/9/21                              277,000        293,084
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21                   370,000        386,726
Corning, Inc., 4.75% Sr. Unsec. Unsub. Nts., 3/15/42                             163,000        163,190
                                                                                            -----------
                                                                                                549,916
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc., 5.85% Sr. Unsec. Unsub. Nts., 6/15/41                   152,000        178,971
SOFTWARE--1.6%
BMC Software, Inc., 4.25% Sr. Unsec. Nts., 2/15/22                               274,000        279,531
Oracle Corp., 5.375% Sr. Unsec. Unsub. Nts., 7/15/40                             190,000        225,199
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20                            345,000        361,148
                                                                                            -----------
                                                                                                865,878
MATERIALS--7.0%
CHEMICALS--2.1%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                                    232,000        275,847
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                                            571,000        597,244
E.I. du Pont de Nemours & Co., 4.90% Sr. Unsec. Unsub. Nts., 1/15/41             100,000        111,033
Mosaic Co. (The), 4.875% Sr. Unsec. Unsub. Nts., 11/15/41                        175,000        182,960
                                                                                            -----------
                                                                                              1,167,084
CONTAINERS & PACKAGING--0.7%
Rock-Tenn Co., 4.90% Sr. Unsec. Nts., 3/1/22(2)                                   99,000        100,396
Sealed Air Corp., 8.375% Sr. Unsec. Nts., 9/15/21(2)                             235,000        267,900
                                                                                            -----------
                                                                                                368,296
METALS & MINING--3.4%
ArcelorMittal, 6.25% Sr. Unsec. Unsub. Nts., 2/25/22                             380,000        387,552
Cliffs Natural Resources, Inc., 6.25% Sr. Unsec. Unsub. Nts., 10/1/40            145,000        155,677
Freeport-McMoRan Copper & Gold, Inc., 3.55% Sr. Unsec. Nts., 3/1/22              327,000        323,555
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19                            621,000        702,506
Xstrata Canada Corp.:
6% Sr. Unsec. Unsub. Nts., 10/15/15                                              197,000        220,254
7.25% Sr. Unsec. Unsub. Nts., 7/15/12                                            119,000        120,549
                                                                                            -----------
                                                                                              1,910,093
PAPER & FOREST PRODUCTS--0.8%
Georgia-Pacific LLC, 5.40% Sr. Unsec. Nts., 11/1/20(2)                           245,000        279,569
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41                     145,000        156,960
                                                                                            -----------
                                                                                                436,529
TELECOMMUNICATION SERVICES--5.7%
DIVERSIFIED TELECOMMUNICATION SERVICES--5.2%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                                      663,000        796,455

6 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                               Principal
                                                                                  Amount          Value
                                                                             -----------     ----------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
British Telecommunications plc, 9.875% Bonds, 12/15/30                       $   176,000     $  262,835
CenturyLink, Inc., 7.65% Sr. Unsec. Unsub. Nts., 3/15/42                         325,000        308,855
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17                    249,000        269,543
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38                 180,000        169,875
Telefonica Emisiones SAU, 5.462% Sr. Unsec. Unsub. Nts., 2/16/21                 528,000        496,808
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38                     290,000        363,610
Windstream Corp., 7.875% Sr. Unsec. Unsub. Nts., 11/1/17                         241,000        267,510
                                                                                             ----------
                                                                                              2,935,491
WIRELESS TELECOMMUNICATION SERVICES--0.5%
America Movil SAB de CV, 6.125% Sr. Unsec. Unsub. Nts., 3/30/40                  225,000        272,150
UTILITIES--5.3%
ELECTRIC UTILITIES--2.7%
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17                      383,000        407,074
Georgia Power Co., 4.30% Sr. Nts., 3/15/42                                       140,000        142,074
Oncor Electric Delivery Co., 7% Debs., 9/1/22                                    150,000        183,505
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21(2)                          708,000        776,561
                                                                                             ----------
                                                                                              1,509,214
GAS UTILITIES--0.5%
Southwest Gas Corp., 3.875% Sr. Unsec. Unsub. Nts., 4/1/22                       260,000        272,324
MULTI-UTILITIES--2.1%
Boston Gas Co., 4.487% Sr. Unsec. Nts., 2/15/42(2)                               165,000        171,791
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Unsub. Nts., 2/1/17                   400,000        457,680
Pacific Gas & Electric Co.:
4.50% Sr. Unsec. Nts., 12/15/41                                                  168,000        172,392
5.625% Sr. Unsec. Unsub. Nts., 11/30/17                                          300,000        360,408
                                                                                             ----------
                                                                                              1,162,271
                                                                                             ----------
Total Corporate Bonds and Notes (Cost $49,602,727)                                           51,177,178

                                                                                  Shares
                                                                              ----------
INVESTMENT COMPANY--8.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%(5,6) (Cost
$4,674,167)                                                                    4,674,167      4,674,167

TOTAL INVESTMENTS, AT VALUE (COST $55,165,085)                                     101.6%    56,726,718
LIABILITIES IN EXCESS OF OTHER ASSETS                                               (1.6)      (867,890)
                                                                              ----------    -----------
NET ASSETS                                                                         100.0%   $55,858,828
                                                                              ==========    ===========

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,822,171 or 15.79% of the Fund's net assets as of April 30, 2012.

3. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

7 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

4. Restricted security. The aggregate value of restricted securities as of April 30, 2012 was $338,100, which represents 0.61% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                  ACQUISITION                          UNREALIZED
SECURITY                                                                DATES        COST     VALUE  DEPRECIATION
-----------------------------------------------        ----------------------  ----------  --------  ------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds,         5/9/37 2/24/11-7/26/11  $  346,914  $338,100  $      8,814

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES       GROSS       GROSS          SHARES
                                                        JULY 29, 2011(a)  ADDITIONS  REDUCTIONS  APRIL 30, 2012
                                                        ---------------  ----------  ----------  --------------
Oppenheimer Institutional Money Market Fund, Cl. E            2,625,210  39,776,479  37,727,522       4,674,167

                                                             VALUE   INCOME
                                                       -----------  -------
Oppenheimer Institutional Money Market Fund, Cl. E     $ 4,674,167  $ 4,542

a. July 29, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

6. Rate shown is the 7-day yield as of April 30, 2012.

FUTURES CONTRACTS AS OF APRIL 30, 2012 ARE AS FOLLOWS:

                                                                                         UNREALIZED
                                               NUMBER OF  EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION                 BUY/SELL  CONTRACTS        DATE          VALUE   (DEPRECIATION)
----------------------------         --------  ---------  ----------  -------------  --------------
U.S. Long Bonds                          Sell         15     6/20/12  $   2,143,125  $      (21,423)
U.S. Treasury Nts., 2 yr.                 Buy         74     6/29/12     16,320,469          21,595
U.S. Treasury Nts., 5 yr.                Sell         98     6/29/12     12,132,094         (58,021)
U.S. Treasury Nts., 10 yr.                Buy         30     6/20/12      3,968,438          27,166
                                                                                     --------------
                                                                                     $      (30,683)
                                                                                     ==============

NOTES TO STATEMENT OF INVESTMENTS

PREVIOUS ANNUAL PERIOD. The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

8 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                     WHEN-ISSUED OR DELAYED DELIVERY
                                                  BASIS TRANSACTIONS
                                     -------------------------------
Purchased securities                 $                       199,847
Sold securities                                              200,170

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.Short-term debt securities

9 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                        STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
--------------------------------     ---------------------------------------------------------------------------------
Corporate debt, government debt,     Reported trade data, broker-dealer price quotations, benchmark yields,
municipal, mortgage-backed and       issuer spreads on comparable securities, the credit quality, yield, maturity,
asset-backed securities              and other appropriate factors.

Loans                                Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds                   Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

10 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

                                                                            LEVEL 3--
                                          LEVEL 1--          LEVEL 2--    SIGNIFICANT
                                         UNADJUSTED  OTHER SIGNIFICANT   UNOBSERVABLE
                                      QUOTED PRICES  OBSERVABLE INPUTS         INPUTS          VALUE
                                     --------------  -----------------  -------------  -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Mortgage-Backed Obligations          $           --  $         875,373  $          --  $     875,373
Corporate Bonds and Notes                        --         51,177,178             --     51,177,178
Investment Company                        4,674,167                 --             --      4,674,167
                                     --------------  -----------------  -------------  -------------
Total Investments, at Value               4,674,167         52,052,551             --     56,726,718
OTHER FINANCIAL INSTRUMENTS:
Futures margins                               5,879                 --             --          5,879
                                     --------------  -----------------  -------------  -------------
Total Assets                         $    4,680,046  $      52,052,551  $          --  $  56,732,597
                                     --------------  -----------------  -------------  -------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                      $       (5,588) $              --  $          --  $      (5,588)
                                     --------------  -----------------  -------------  -------------
Total Liabilities                    $       (5,588) $              --  $          --  $      (5,588)
                                     --------------  -----------------  -------------  -------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

          COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

11 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

          CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

          EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

          FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

          INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

          VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the

12 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended April 30, 2012, the Fund had an ending monthly average market value of $17,970,416 and $11,754,552 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of April 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $      55,179,220
Federal tax cost of other investments                 6,044,371
                                              -----------------
Total federal tax cost                        $      61,223,591
                                              =================

Gross unrealized appreciation                 $       1,743,833
Gross unrealized depreciation                          (227,018)
                                              -----------------
Net unrealized appreciation                   $       1,516,815
                                              =================

13 | Oppenheimer Corporate Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Corporate Bond Fund

By: /s/William F. Glavin, Jr.
    -------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/William F. Glavin, Jr.
    -------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

By: /s/Brian W. Wixted
    -------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 6/11/2012